Insurance - Significant Insurance Assumptions (Detail) - Life insurance contracts [member]	Oct. 31, 2023	Oct. 31, 2022
Country of domicile [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.11%	0.11%
Morbidity rates	1.79%	1.81%
Future reinvestment yield	3.73%	3.75%
Lapse rates	0.50%	0.50%
Foreign countries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.83%	0.80%
Future reinvestment yield	2.90%	2.90%